Commitment and Contingencies - Narrative (Details)		12 Months Ended
	Sep. 08, 2021 demand stockholder	Dec. 31, 2021 USD ($) satellite satelliteLaunch	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Equipment acquired under capital lease		$ 0	$ 8,700
Rent expense		3,700,000	$ 3,200,000
Proceeds from insurance settlement		$ 300,000
Number of satellite launches | satelliteLaunch		2
Number of satellites | satellite		4
Long-term purchase committed amount		$ 10,000,000
Launch delay period		365 days
Remanifest effort period		4 months
Payment period after invoice date		15 days
Satellite Launches
Loss Contingencies [Line Items]
Long-term purchase committed amount		$ 6,900,000
LeoStella
Loss Contingencies [Line Items]
Payment period after invoice date		15 days
Long-term purchase commitment remaining amount committed		$ 8,400,000
Non-refundable committed amount		2,200,000
Luster v. Osprey Technology Acquisition Corp.
Loss Contingencies [Line Items]
Number of demands | demand	6
Number of stockholders | stockholder	6
Loss contingency accrual		$ 700,000